Business combinations	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Business combinations
4. Business combinations:

Acquisition of Stako sp. z.o.o (“Stako”):

On May 28, 2021, the Company entered into an agreement to acquire all of the issued and outstanding shares of Stako from Worthington Industries Inc. for a total purchase price of $7,130. The transaction was completed on May 30, 2021.

Stako is a leading manufacturer of liquid petroleum gas fuel (“LPG”) storage, supplying the aftermarket and OEM market segments through a worldwide network of dealers. Stako’s current product range includes over 1,000 models of LPG storage tanks. Over the last 30 years, Stako has supplied tanks to leading automobile manufacturers worldwide.

The business combination resulted in a bargain purchase transaction as the fair value of assets acquired and liabilities assumed exceeded the total of the transaction date fair value of consideration paid by $5,856. The Company was able to acquire Stako for less than its fair value due to the decision of the seller to divest their non-core LPG business.

There were no business combinations during the year ended December 31, 2022.